Nature of Operations	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Nature of Operations	Nature of Operations
Ero Copper Corp. (“Ero" or the "Company") was incorporated on May 16, 2016 under the Business Corporations Act (British Columbia) and maintains its head office at Suite 1050, 625 Howe Street, Vancouver, BC, V6C 2T6. The Company’s shares are publicly traded on the Toronto Stock Exchange and the New York Stock Exchange under the symbol “ERO”.

The Company’s principal asset is its 99.6% ownership interest in Mineração Caraíba S.A. (“MCSA”). The Company also currently owns a 97.6% ownership interest in NX Gold S.A. (“NX Gold”) indirectly through its wholly-owned subsidiary, Ero Gold Corp. (“Ero Gold”).

MCSA is a Brazilian copper company which holds a 100% interest in the Caraíba Operations (formerly known as the MCSA Mining Complex) and the Tucumã Project (formerly known as the Boa Esperança Project). MCSA’s predominant activity is the production and sale of copper concentrate from the Caraíba Operations, located in Bahia, Brazil, with gold and silver produced and sold as by-products. The Tucumã Project is located within the municipality of Tucumã in the southeastern part of the state of Pará, Brazil. In February 2022, the Board of Directors of the Company approved the construction of the Tucumã Project.
NX Gold is a Brazilian gold mining company which holds a 100% interest in the Xavantina Operations (formerly known as the NX Gold Mine) and is focused on the production and sale of gold as its main product and silver as its by-product. The Xavantina Operations is located approximately 18 kilometers west of the town of Nova Xavantina, in southeastern Mato Grosso State, Brazil.